Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Tax Expense

	December 31, 2016	December 31, 2015
Current Federal	$187	$58
Deferred Federal (1)	623	(3,251)
Total	$810	$(3,193)

(1)	Includes tax benefit of operating loss carryforwards of $717 and $531 for the years ended December 31, 2016 and 2015.

Effective Tax Rates Differ from Federal Statutory Rate

	December 31, 2016	December 31, 2015
Federal Statutory rate times financial statement income (loss)	$829	$436
Effect of:
Incentive Stock Options	6	33
Bank owned life insurance income	(45)	(45)
Increase (decrease) in deferred tax valuation allowance	-	(3,656)
Other	20	39
	$810	$(3,193)
Effective tax rate	33%	-249%

Deferred Tax Assets and Liabilities

	2016	2015
Deferred tax assets:
Allowance for loan and lease losses	$1,575	$1,497
Compensation related issues	353	314
Deferred loan fees	155	118
AMT Credit	50	105
Nonaccrual interest	41	132
Net operating loss carry forward	863	1,580
Other	70	2
	3,107	3,748
Deferred tax liability:
FHLB stock dividend	366	366
Mortgage servicing rights	2	4
Depreciation	47	43
Prepaid expenses	63	78
Mark-to-market Loans	2	3
	480	494
Net deferred tax asset	$2,627	$3,254